Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Other income
24.	Other income

	Year ended December 31,
	2022	2023	2024
Grant income	$56,842	$26,600	$15,060
Sales tax refund	10,766	61,359	-
Gain on reversal of asset retirement obligations	-	215,637	-
Other income	7,968	105,959	42,964
	$75,576	$409,555	$58,024